Note 54 Annual variable remuneration (AVR) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 1,639	€ 1,494
Annual variable remuneration BBVA directors in shares	279,815	280,212
Board of Directors Chairman [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 926	€ 849
Annual variable remuneration BBVA directors in shares	158,169	159,235
Chief Executive Officer [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 712	€ 645
Annual variable remuneration BBVA directors in shares	121,646	120,977